Segmented Reporting	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

35. Segmented Reporting

The Company carries on business through three geographic segments: Canada, the U.S. south and the U.S. northeast. The business segments are vertically integrated and their operations include the collection and disposal of waste and recyclable materials, transfer station operations, material recovery facilities, landfills and landfill gas to energy facilities. The geographic location of each segment limits the volume and number of transactions between them.

The Company has elected to exclude corporate costs in the determination of each segment’s performance. Corporate costs include certain executive, legal, accounting, internal audit, treasury, investor relations, corporate development, environmental management, information technology, human resources, sales, purchasing, safety and other administrative support costs. Corporate costs also include transaction and related costs, restricted share expense and fair value changes of share based options.

The accounting policies applied by the business segments are the same as those described in the summary of significant accounting policies (Note 5). The Company evaluates its segment performance based on revenues, less operating and selling, general and administration expenses.

		December 31
	2014	2013
Revenues
Canada	$745,800	$769,077
U.S. south	914,172	876,888
U.S. northeast	349,025	380,074
Corporate	-	-
	$2,008,997	$2,026,039

Revenues less operating and selling, general and administration expenses
Canada	$261,247	$270,514
U.S. south	240,534	235,996
U.S. northeast	71,031	76,263
Corporate	(64,013)	(61,159)
	$508,799	$521,614

Amortization
Canada	$103,735	$109,020
U.S. south	125,814	123,598
U.S. northeast	54,134	60,470
Corporate	1,922	3,403
	$285,605	$296,491

Net gain on sale of capital and landfill assets	$(17,905)	$(7,793)

Operating income	$241,099	$232,916

				December 31, 2014
	Canada	U.S. south	U.S. northeast	Corporate	Total

Goodwill	$362,599	$491,934	$82,761	$-	$937,294
Capital assets	$356,329	$498,762	$68,332	$5,127	$928,550
Landfill assets	$156,536	$418,555	$361,004	$-	$936,095
Total assets	$1,106,337	$1,602,128	$630,357	$37,614	$3,376,436

				December 31, 2013
	Canada	U.S. south	U.S. northeast	Corporate	Total

Goodwill	$383,473	$423,164	$98,710	$-	$905,347
Capital assets	$375,562	$444,140	$109,780	$7,770	$937,252
Landfill assets	$180,706	$417,119	$354,906	$-	$952,731
Total assets	$1,218,124	$1,476,464	$657,139	$40,843	$3,392,570